Property, plant and equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 9,563	$ 49